Profit Before Income Tax - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.20%	0.20%	0.20%	0.20%
Percentage of remuneration to directors	0.40%	0.40%	0.40%	0.40%
Difference Between Employee Compensation Benefits And Director Remuneration Adjusted In Net Profit	$ 3	$ 100	$ 3	$ 100
Bottom of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	0.01%	0.01%
Top of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	1.00%	1.00%
Percentage of remuneration to directors	0.75%	0.75%